SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliation of reportable segment revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment reporting
Net revenues	$ 259,759	¥ 1,785,970	¥ 959,486	¥ 873,837
Total profit for reportable segments		88,527	80,498	74,131
Unallocated amounts:
Net revenues	259,759	1,785,970	959,486	873,837
Selling and marketing expenses	(37,822)	(260,040)	(190,074)	(252,829)
General and administrative expenses	(14,364)	(98,759)	(53,434)	(60,836)
Technology expenses	(10,363)	(71,248)	(48,133)	(61,767)
Other operating income (expenses), net	(97)	(668)	2,732	1,990
Interest income	633	4,352	4,013	2,308
Interest expense			(55)	(751)
Foreign exchange gain (loss)	358	2,459	(3,492)	2,630
Other income (loss), net	1,676	11,531	4,229	(3,353)
Loss before income taxes	(55,565)	(382,033)	(249,327)	(363,446)
Product
Segment reporting
Net revenues		1,770,227	949,217	870,361
Unallocated amounts:
Net revenues		1,770,227	949,217	870,361
Cost of products sold	$ (244,592)	(1,681,700)	(868,719)	(796,230)
Service
Segment reporting
Net revenues		15,743	10,269	3,476
Unallocated amounts:
Net revenues		15,743	10,269	3,476
Cost of products sold		¥ (73,930)	¥ (55,880)	¥ (68,445)